UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3025

DREYFUS INSTITUTIONAL MONEY MARKET FUND
-	Government Securities Series
-	Money Market Series
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS Dreyfus Institutional Money Market Fund, Government Securities Series September 30, 2006 (Unaudited)
	Annualized
	Yield on Date	Principal
Repurchase Agreements--99.6%	of Purchase (%)	Amount ($)	Value ($)

Banc of America Securities LLC
dated 9/29/06, due 10/2/06 in the amount of
$6,002,450 (fully collateralized by $6,047,000 U.S.
Treasury Notes, 6.25%, due 2/15/07, value $6,120,124)	4.90	6,000,000	6,000,000
Barclays Financial LLC
dated 9/29/06, due 10/2/06 in the amount of
$7,503,125 (fully collateralized by $7,790,145 U.S.
Treasury Strips, due 2/15/07, value $7,650,000)	5.00	7,500,000	7,500,000
Bear Stearns Cos. Inc.
dated 9/29/06, due 10/2/06 in the amount of
$5,002,042 (fully collateralized by $5,155,000 U.S.
Treasury Bills, due 2/8/07, value $5,060,681)	4.90	5,000,000	5,000,000
CIBC World Markets PLC
dated 9/29/06, due 10/2/06 in the amount of
$5,002,021 (fully collateralized by $5,153,000 U.S.
Treasury Bills, due 2/8/07, value $5,062,498)	4.85	5,000,000	5,000,000
Citigroup Global Markets Holdings Inc.
dated 9/29/06, due 10/2/06 in the amount of
$6,002,450 (fully collateralized by $9,336,000 U.S.
Treasury Strips, due 11/15/15, value $6,120,308)	4.90	6,000,000	6,000,000
Goldman, Sachs & Co.
dated 9/29/06, due 10/2/06 in the amount of
$7,002,858 (fully collateralized by $6,995,0000 U.S.
Treasury Notes, 4.625%, due 3/31/08, value $7,140,556)	4.90	7,000,000	7,000,000
J.P. Morgan Chase & Co.
dated 9/29/06, due 10/2/06 in the amount of
$5,002,000 (fully collateralized by $4,922,000 U.S.
Treasury Notes, 6.625%, due 5/15/07, value $5,099,980)	4.80	5,000,000	5,000,000
Lehman Brothers Inc.
dated 9/29/06, due 10/2/06 in the amount of
$5,001,958 (fully collateralized by $5,185,000 U.S.
Treasury Bills, due 2/1/07, value $5,099,966)	4.70	5,000,000	5,000,000
Merrill Lynch & Co. Inc.
dated 9/29/06, due 10/2/06 in the amount of
$6,002,500 (cash pledged, value $6,000,000)	5.00	6,000,000	6,000,000
Morgan Stanley
dated 9/29/06, due 10/2/06 in the amount of
$6,002,500 (fully collateralized by $16,915,000 U.S.
Treasury Strips, due 11/15/27, value $6,120,185)	5.00	6,000,000	6,000,000
UBS Securities LLC
dated 9/29/06, due 10/2/06 in the amount of
$5,002,083 (fully collateralized by $5,207,000 U.S.
Treasury Bills, due 3/1/07, value $5,100,257)	5.00	5,000,000	5,000,000
Total Investments (cost $63,500,000)		99.6%	63,500,000

Cash and Receivables (Net)	.4%	280,228
Net Assets	100.0%	63,780,228

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Money Market Fund, Money Market Series
September 30, 2006 (Unaudited)

Negotiable Bank Certificates of Deposit--8.7%	Principal Amount ($)	Value ($)

Bank of America N.A.
5.32%, 3/21/07	15,000,000 a	15,000,000
Citibank (South Dakota) N.A., Sioux Falls
5.33%, 12/1/06	5,000,000	5,000,000
Wilmington Trust Co., DE
5.47%, 10/6/06	15,000,000	15,000,036
Total Negotiable Bank Certificates of Deposit
(cost $35,000,036)		35,000,036
Commercial Paper--82.8%

Allied Irish Banks N.A. Inc.
5.31%, 10/11/06	15,000,000	14,978,042
Amstel Funding Corp.
5.33%, 12/8/06	10,000,000 b	9,900,644
Barclays U.S. Funding Corp.
5.35%, 11/22/06	15,000,000	14,885,600
Beta Finance Inc.
5.35%, 11/28/06	17,000,000 b	16,855,524
Canadian Imperial Bank of Commerce
5.32%, 10/10/06	15,000,000	14,980,237
Cancara Asset Securitisation Ltd.
5.34%, 12/1/06	10,000,000 b	9,910,703
CC (USA) Inc.
5.42%, 10/2/06	15,000,000 b	14,997,763
CHARTA LLC
5.34%, 11/15/06	15,000,000 b	14,901,187
Citigroup Funding Inc.
5.33%, 10/13/06	10,000,000	9,982,417
CRC Funding LLC
5.33%, 11/13/06	15,000,000 b	14,905,579
Daimler Chrysler Revolving Auto Conduit LLC
5.33%, 12/8/06	15,000,000	14,850,967
Deutsche Bank Financial LLC
5.34%, 10/2/06	5,000,000	4,999,258
Dexia Delaware LLC
5.34%, 11/22/06	5,000,000	4,961,975
FCAR Owner Trust, Ser. I
5.36%, 11/14/06 - 11/15/06	15,000,000	14,901,547
Gemini Securitization Corp., LLC
5.34%, 12/4/06	15,000,000 b	14,859,467
General Electric Capital Services Inc.
5.36%, 11/9/06	15,000,000	14,914,037
General Electric Co.
5.34%, 11/7/06	15,000,000	14,918,754
Govco Inc.
5.41%, 10/4/06	15,000,000 b	14,993,300
Harrier Finance Funding Ltd.

5.34%, 11/27/06	15,000,000 b	14,874,837
ING America Insurance Holdings Inc.
5.46%, 10/12/06	10,000,000	9,983,531
K2 (USA) LLC
5.35%, 11/10/06 - 11/27/06	15,000,000 b	14,899,533
Kredietbank N.A. Finance Corp.
5.33%, 12/8/06	15,000,000	14,850,967
Mane Funding Corp.
5.35%, 11/28/06	3,000,000 b	2,974,480
Premier Asset Collateralized Entity LLC
5.36%, 11/15/06	10,000,000 b	9,933,875
Scaldis Capital Ltd.
5.35%, 11/27/06	15,000,000 b	14,874,600
Unicredit Delaware Inc.
5.34%, 11/21/06	15,000,000	14,888,013
Total Commercial Paper
(cost $332,976,837)		332,976,837
Corporate Notes--8.7%

General Electric Capital Corp.
5.29%, 10/24/06	15,000,000 a	15,000,000
Wells Fargo & Co.
5.32%, 10/3/06	20,000,000 a	20,000,000
Total Corporate Notes
(cost $35,000,000)		35,000,000
Time Deposits--.3%

State Street Bank and Trust Co., Boston, MA (Grand Cayman)
5.35%, 10/2/06
(cost $1,400,000)	1,400,000	1,400,000
Total Investments (cost $404,376,873)	100.5%	404,376,873
Liabilities, Less Cash and Receivables	(.5%)	(1,972,715)
Net Assets	100.0%	402,404,158

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $168,881,492 or 42.0% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INSTITUTIONAL MONEY MARKET FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 21, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)